UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $132,121 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106     3924   310700 SH       SOLE                   310700
ALEXCO RESOURCE CORP           COM              01535P106      787   239300 SH       SOLE                   239300
AMAG PHARMACEUTICALS INC       COM              00163U106     8791   257806 SH       SOLE                   257806
ANIXTER INTL INC               COM              035290105    13074   219773 SH       SOLE                   219773
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205     6932   140150 SH       SOLE                   140150
CANADIAN NAT RES LTD           COM              136385101     2506    25000 SH       SOLE                    25000
CAPITALSOURCE INC              COM              14055X102    10769   971895 SH       SOLE                   971895
DYNEGY INC DEL                 CL A             26817G102    10804  1263600 SH       SOLE                  1263600
DYNEGY INC DEL                 CL A             26817G102      268     4471 SH  CALL SOLE                        0
FRONTLINE LTD                  SHS              G3682E127     1898    27000 SH       SOLE                    27000
IMCLONE SYS INC                COM              45245W109     3641    90000 SH       SOLE                    90000
METABOLIX INC                  COM              591018809     1641   167400 SH       SOLE                   167400
MICRUS ENDOVASCULAR CORP       COM              59518V102     2308   164600 SH       SOLE                   164600
MSC SOFTWARE CORP              COM              553531104     6548   596330 SH       SOLE                   596330
NANOSPHERE INC                 COM              63009F105      393    50000 SH       SOLE                    50000
NORDIC AMERICAN TANKER SHIPP   COM              G65773106      582    15000 SH       SOLE                    15000
NOVAGOLD RES INC               COM NEW          66987E206     1504   201900 SH       SOLE                   201900
NOVAMERICAN STEEL INC          COM              66986M100      755   256100 SH       SOLE                   256100
OM GROUP INC                   COM              670872100      984    30000 SH       SOLE                    30000
OPENWAVE SYS INC               COM NEW          683718308     2472  1659169 SH       SOLE                  1659169
PACIFIC RIM MNG CORP           COM NEW          694915208      709   866400 SH       SOLE                   866400
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101     1062    15000 SH       SOLE                    15000
PHASE FORWARD INC              COM              71721R406     7646   425470 SH       SOLE                   425470
PLATINUM GROUP METALS LTD      COM NEW          72765Q205     1235   434900 SH       SOLE                   434900
POLYPORE INTL INC              COM              73179V103     1900    75000 SH       SOLE                    75000
PPL CORP                       COM              69351T106    11844   226600 SH       SOLE                   226600
SAVIENT PHARMACEUTICALS INC    COM              80517Q100    13871   548273 SH       SOLE                   548273
SYNGENTA AG                    SPONSORED ADR    87160A100     3235    50000 SH       SOLE                    50000
TARRAGON CORP                  COM              876287103     3573  2041552 SH       SOLE                  2041552
THINKORSWIM GROUP INC          COM              88409C105     1942   275500 SH       SOLE                   275500
TRANSALTA CORP                 COM              89346D107     2609    71800 SH       SOLE                    71800
TUESDAY MORNING CORP           COM NEW          899035505     1028   250000 SH       SOLE                   250000
URANIUM ENERGY CORP            COM              916896103      847   282299 SH       SOLE                   282299
ZBB ENERGY CORPORATION         COM              98876R204       39    10000 SH       SOLE                    10000